Investments - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) NonControllingInvestments	Dec. 31, 2016 USD ($)
Schedule of Investments [Line Items]
Total assets	$ 12,610,036	$ 12,942,009
Percentage of revenue to JSAT	50.00%
Number of noncontrolling investments | NonControllingInvestments	5
Other Assets [Member]
Schedule of Investments [Line Items]
Cost method investments	$ 54,700	29,000
OneWeb [Member] | Other Assets [Member]
Schedule of Investments [Line Items]
Cost method investments	54,700	29,000
Horizons Satellite Holdings [Member]
Schedule of Investments [Line Items]
Total assets	38,700	48,300
Total liabilities	38,700	48,300
Revenue share, net of applicable fees and commissions	$ 5,400	6,200
Horizons-3 Satellite LLC [Member]
Schedule of Investments [Line Items]
Percentage of revenue to JSAT	50.00%
Management authority and equal rights to profits and revenues	50.00%
Capital contribution in percent	50.00%
Payments for advance to affiliate	$ 27,400	10,300
Horizons-3 Satellite LLC [Member] | Other Assets [Member]
Schedule of Investments [Line Items]
Equity method investments	$ 61,800	$ 31,100